Basis of Presentation and General Information and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2022
Basis of Presentation and General Information and Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in Note 2 to the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2021. There have been no material changes to these policies in the six months ended June 30, 2022, except for as discussed below:

Sale and leaseback: In accordance with ASC 842-40 in a sale-leaseback transaction where the sale of an asset and leaseback of the same asset by the seller is involved, the Company, as seller-lessee, should firstly determine whether the transfer of an asset shall be accounted for as a sale under ASC 606. For a sale to have occurred, the control of the asset would need to be transferred to the buyer and the buyer would need to obtain substantially all the benefits from the use of the asset. As per the aforementioned guidance, sale and leaseback transactions, which include an obligation for the Company, as seller-lessee, to repurchase the asset, or other situations where the leaseback would be classified as a finance lease, are determined to be failed sales under ASC 842-40. Consequently, the Company does not derecognize the asset from its balance sheet and accounts for any amounts received under the sale and leaseback agreement as a financing arrangement.